FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - Level 3 $ in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.9	$ 0.8
Financial liabilities measured at fair value	$ 0.1	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.09	0.14
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.14	1.12
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent (% of par) | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.93	0.85
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0491	0.0412
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Discounted expected cash flows | Discount margin | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0491	0.0412
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 2.3	$ 1.7
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.06	0.30
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.01	1
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Loan price equivalent (% of par) | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.98	0.97
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0200	0.0200
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0275	0.0200
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0252	0.0200
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0162	0.0145
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1849	0.1350
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0318	0.0322
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.2	$ 1.3
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0135	0.0115
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0205	0.0196
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction rate securities | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0150	0.0144
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.2	$ 0.3
Financial liabilities measured at fair value	0.0	0.0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	1.2	0.9
Financial liabilities measured at fair value	0.1	0.1
Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	7.8	9.2
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 2.3	$ 2.0
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0051	0.0023
Other financial liabilities designated at fair value | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0201	0.0175
Derivative financial instruments: Interest rate contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.3	$ 0.5
Financial liabilities measured at fair value	$ 0.1	$ 0.1
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0084	0.0075
Derivative financial instruments: Interest rate contracts | Option model | Volatility of interest rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0112	0.0143
Derivative financial instruments: Credit derivative contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.3	$ 0.3
Financial liabilities measured at fair value	$ 0.3	$ 0.3
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.02	0.03
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Bond price equivalent (% of par) | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	2.42	2.77
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0001	0.0009
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0306	0.0565
Derivative financial instruments: Equity / index contracts
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.7	$ 0.7
Financial liabilities measured at fair value	$ 2.7	$ 1.2
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0
Derivative financial instruments: Equity / index contracts | Option model | Equity dividend yields | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.14	0.20
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.04	0.04
Derivative financial instruments: Equity / index contracts | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.04	1.20
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.40)	(0.29)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-FX correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.70	0.84
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.13	(0.25)
Derivative financial instruments: Equity / index contracts | Option model | Equity-to-equity correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1